Segment reporting - Schedule of Detailed Information about Noncurrent Assets Excluding Financial Instruments and Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Non-current assets, excluding financial instruments and deferred tax assets	$ 468,020	$ 426,947
Europe
Disclosure of geographical areas [line items]
Non-current assets, excluding financial instruments and deferred tax assets	451,066	415,659
USA
Disclosure of geographical areas [line items]
Non-current assets, excluding financial instruments and deferred tax assets	6,407	5,094
Rest of World
Disclosure of geographical areas [line items]
Non-current assets, excluding financial instruments and deferred tax assets	$ 10,547	$ 6,194